Summary of Significant Accounting Policies (Details) - Schedule of Intangible Assets are Amortized using the Straight-Line	Sep. 30, 2024
Software [Member]
Schedule of Intangible Assets are Amortized using the Straight-Line [Line Items]
Intangible assets, useful lives	5 years